Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Total	Common Stock and Paid in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/(Loss), Net [Member]
Balance (in shares) at Dec. 31, 2022			7,516,098
Balance at Dec. 31, 2022		$ 160,828	$ 172,277	$ 60,348	$ (71,797)
Net income		10,846		10,846
Other comprehensive income (loss)		10,876			10,876
Shares issued (in shares)			18,560
Shares issued		297	$ 297
Effect of employee stock purchases		14	14
Stock-based compensation expense		292	$ 292
Cash dividends declared		(3,913)		(3,913)
Balance (in shares) at Jun. 30, 2023			7,534,658
Balance at Jun. 30, 2023		179,240	$ 172,880	67,281	(60,921)
Balance (in shares) at Mar. 31, 2023			7,521,749
Balance at Mar. 31, 2023		168,712	$ 172,564	64,026	(67,878)
Net income		5,213		5,213
Other comprehensive income (loss)		6,957			6,957
Shares issued (in shares)			12,909
Shares issued		150	$ 150
Effect of employee stock purchases		7	7
Stock-based compensation expense		159	$ 159
Cash dividends declared		(1,958)		(1,958)
Balance (in shares) at Jun. 30, 2023			7,534,658
Balance at Jun. 30, 2023		$ 179,240	$ 172,880	67,281	(60,921)
Balance (in shares) at Dec. 31, 2023		7,548,217	7,548,217
Balance at Dec. 31, 2023		$ 195,634	$ 173,513	73,699	(51,578)
Net income		12,220		12,220
Other comprehensive income (loss)		10,277			10,277
Shares issued (in shares)			24,521
Shares issued		115	$ 115
Effect of employee stock purchases		22	$ 22
Stock options exercised and issued (in shares)	[1]		880
Stock options exercised and issued	[1]	0
Stock-based compensation expense		334	$ 334
Cash dividends declared		$ (4,083)		(4,083)
Balance (in shares) at Jun. 30, 2024		7,573,618	7,573,618
Balance at Jun. 30, 2024		$ 214,519	$ 173,984	81,836	(41,301)
Balance (in shares) at Mar. 31, 2024			7,556,137
Balance at Mar. 31, 2024		206,756	$ 173,786	77,294	(44,324)
Net income		6,586		6,586
Other comprehensive income (loss)		3,023			3,023
Shares issued (in shares)			17,481
Shares issued		25	$ 25
Effect of employee stock purchases		11	11
Stock-based compensation expense		162	$ 162
Cash dividends declared		$ (2,044)		(2,044)
Balance (in shares) at Jun. 30, 2024		7,573,618	7,573,618
Balance at Jun. 30, 2024		$ 214,519	$ 173,984	$ 81,836	$ (41,301)

[1]	The amount shown represents the number of shares issued in net exercise transactions where shares were surrendered in payment of taxes and/or payment of all or part of the exercise price.